As filed with the Securities and Exchange Commission on September 17, 2000.
                                                             File No. 33-80738
                                                                      811-8584
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                      [ ]
   Post-Effective Amendment No.  12                                 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  33                                                [X]

                      HARTFORD LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THREE
                        (Exact Name of Registrant)

                      HARTFORD LIFE INSURANCE COMPANY
                           (Name of Depositor)

                              P.O. BOX 2999
                        HARTFORD, CT  06104-2999
              (Address of Depositor's Principal Offices)

                             (860) 843-6733
         (Depositor's Telephone Number, Including Area Code)

                            MARIANNE O'DOHERTY
                   HARTFORD LIFE INSURANCE COMPANY
                              P.O. BOX 2999
                         HARTFORD, CT  06104-2999
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485
   ___ on _______, 2001 pursuant to paragraph (b) of Rule 485
   _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ___ on _______, 2001 pursuant to paragraph (a)(1) of Rule 485
   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding an optional rider ("Rider") to the Select Dimensions Series I variable annuity contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2001, included by reference in the Registration Statement. The Rider provides a reduced mortality and expense risk charge and a new five-year contingent deferred sales charge schedule for existing and new premium payments withdrawn after the Rider is issued. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                       SELECT DIMENSIONS SERIES I
                         SEPARATE ACCOUNT THREE
                     HARTFORD LIFE INSURANCE COMPANY

         SUPPLEMENT DATED NOVEMBER 15, 2001 TO THE PROSPECTUS
       AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

This supplement describes an optional Longevity Reward Rider ("Rider") now available to eligible holders of Select Dimensions Series I variable annuity contracts ("Contracts") offered by Hartford Life Insurance Company. The Rider provides for a reduced Mortality and Expense Risk Charge in exchange for the application of a new five-year Contingent Deferred Sales Charge ("CDSC") schedule to existing and new Premium Payments surrendered after the date we add this Rider to your Contract ("Rider Date"). The new schedule declines from 5% to 0% over five years. The Rider may not be appropriate for you if you expect to make surrenders within the first five years of the Rider Date. All capitalized terms have the same meaning as those included in the prospectus.

ELIGIBILITY

You may elect the Rider at any time during the accumulation phase if you have owned your Contract for at least seven years and either: 1) you have not made any Premium Payments within the previous two years; or 2) have a CDSC of less than 2% of your current total Contract Value.

MORTALITY AND EXPENSE RISK CHARGE

If you elect the Rider, then starting on the Rider Date, we will reduce the Mortality and Expense Risk Charge ("M&E Risk Charge") by 0.10%. That means your M&E Charge will be equal to a daily charge at an annual rate of 1.15% of Sub-Account Value. The following table lists the fees and charges associated with the Contract:

                               FEE TABLE

                    CONTRACT OWNER TRANSACTION EXPENSES    CONTRACTS       CONTRACTS
                                                           WITH THE       WITHOUT THE
                                                           LONGEVITY       LONGEVITY
                                                            REWARD          REWARD
                                                             RIDER           RIDER
Annual Maintenance Fee (1)                                    $30              $30
Separate Account Annual Expenses (as a percentage of
   average daily Sub-Account Value)
   Mortality and Expense Risk Charge                        1.15%            1.25%
   Administrative Fees                                      0.15%            0.15%
   Total Separate Account Annual Expenses                   1.30%            1.40%
Optional Charges (as a percentage of average daily
   Sub-Account Value)
Optional Death Benefit Charge                               0.15%            0.15%
Total Separate Account Annual Expenses with all
   optional charges                                         1.45%            1.55%

(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

NEW CONTINGENT DEFERRED SALES CHARGE

If you elect the Rider we will apply the new CDSC schedule ("New Schedule") set forth below. That means that we may assess a CDSC of up to five percent of the total Premium Payments you surrender after the Rider Date. The New Schedule applies to Premium Payments made both before the Rider Date ("Existing Premium Payments"), as well as payments made after the Rider Date ("New Premium Payments").

The CDSC declines to 0% for Existing Premium Payments and New Premium Payments according to the following schedules:

     EXISTING PREMIUM PAYMENTS                   NEW PREMIUM PAYMENTS
 YEARS SINCE   CONTINGENT DEFERRED          YEARS SINCE WE     CONTINGENT
 RIDER DATE    SALES CHARGE (AS A          RECEIVED THE NEW   DEFERRED SALES
                 PERCENTAGE OF             PREMIUM PAYMENT     CHARGE (AS A
                EXISTING PREMIUM          BEING SURRENDERED   PERCENTAGE OF
                 PAYMENTS)(1)                                    PREMIUM
                                                               PAYMENTS)(1)
 First Year           5%                     First Year            5%
 Second Year          4%                     Second Year           4%
 Third Year           3%                     Third Year            3%
 Fourth year          2%                     Fourth year           2%
 Fifth Year           1%                     Fifth Year            1%
 Sixth Year           0%                     Sixth Year            0%

Once all Premium Payments have been surrendered, additional surrenders will not be assessed a CDSC.

ANNUAL WITHDRAWAL AMOUNT

Currently, during the first seven years from each Premium Payment you are permitted to make partial surrenders of up to 10% of total Premium Payments without paying a CDSC. If you elect the Rider, you will continue to have the option to make partial surrenders of up to 10% of your total Premium Payments without paying a CDSC.

SURRENDER ORDER

During the first five years after the Rider Date all surrenders made after the Rider Date in excess of the Annual Withdrawal Amount, are taken first from Premium Payments, in the order such Premium Payments were received, then from earnings. Surrenders in excess of the Annual Withdrawal Amount will be subject to the New Schedule.

After the fifth year from the Rider Date, all surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments, in the order such Premium Payments were received. Only Premium Payments invested for less than five years from the Rider Date, or which have been invested in the Contract for less than five years at the time of the surrender, will be subject to a CDSC.

The Rider is not available in all states.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                             PART C

                       OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements to be filed by Amendment.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

         (2) Not applicable.

         (3) (a) Principal Underwriter Agreement.

         (3) (b) Form of the Sales Agreement. (2)

         (4) Individual Flexible Premium Variable Annuity Contract. (1)

         (5) Form of Application. (1)

         (6) (a) Articles of Incorporation of Hartford.

     (b) Bylaws of Hartford. (4)

         (7) Not applicable.

         (8) Form of Share Purchase Agreement by the registrant and Dean Witter Select Dimensions Investment Series. (1)

         (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

        (10) Consent of Arthur Andersen LLP, Independent Public Accountants to be filed by Amendment.

        (11) No financial statements are omitted.

        (12) Not applicable.

        (13) Not applicable.

        (14) Not applicable.

        (15) Copy of Power of Attorney.

        (16) Organizational Chart.

---------------------
    (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

    (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

    (3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

    (4) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

Item 25. Directors and Officers of the Depositor

NAME                                     POSITION WITH HARTFORD
David A. Carlson                         Vice President
Peter W. Cummins                         Senior Vice President
Patrice Kelly-Ellis                      Vice President
Bruce W. Ferris                          Vice President
Timothy M. Fitch                         Vice President and Actuary
Mary Jane B. Fortin                      Vice President & Chief Accounting Officer
David T. Foy                             Senior Vice President, Chief Financial Officer
                                         and Treasurer, Director*
Lois W. Grady                            Senior Vice President
Ryan Johnson                             Vice President
Stephen T. Joyce                         Senior Vice President
Michael D. Keeler                        Vice President
Robert A. Kerzner                        Executive Vice President
David N. Levenson                        Senior Vice President
Joseph F. Mahoney                        Vice President
Thomas M. Marra                          President, Director*
Gary J. Miller                           Vice President
Tom Nassiri                              Vice President
Deanne Osgood                            Vice President
Craig R. Raymond                         Senior Vice President and Chief Actuary
Christine Hayer Repasy                   Senior Vice President, General Counsel and
                                         Corporate Secretary, Director*
Lowndes A. Smith                         Chairman of the Board and Chief Executive
                                         Officer, Director*
Joe M. Thomson                           Senior Vice President
John C. Walters                          Executive Vice President, Director*
David M. Znamierowski                    Senior Vice President and Chief Investment
                                         Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

As of August 31, 2001, there were 5,222 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(A) involved a knowing and culpable violation of law by the director;

(B) enabled the director or an associate to receive an improper personal gain;

(C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

(D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

(E) created liability under section 33-757 relating to unlawful distributions.

    The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy

Item 29. Principal Underwriters

(a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One
    Hartford Life Insurance Company - Separate Account Two
    Hartford Life Insurance Company - Separate Account Two (DC Variable
        Account I)
    Hartford Life Insurance Company - Separate Account Two (DC Variable
        Account II)
    Hartford Life Insurance Company - Separate Account Two (QP Variable
        Account)
    Hartford Life Insurance Company - Separate Account Two (Variable
        Account "A")
    Hartford Life Insurance Company - Separate Account Two (NQ Variable
        Account)
    Hartford Life Insurance Company - Separate Account Ten, formerly known as
        Putnam Capital Manager Trust Separate Account
    Hartford Life Insurance Company - Separate Account Three
    Hartford Life Insurance Company - Separate Account Five
    Hartford Life Insurance Company -Separate Account Seven
    Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten,
        formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
    Hart Life Insurance Company - Separate Account One
    Hart Life Insurance Company - Separate Account Two
    American Maturity Life Insurance Company - Separate Account AMLVA
    Servus Life Insurance Company - Separate Account One
    Servus Life Insurance Company - Separate Account Two

    (b) Directors and Officers of HSD

                                            POSITIONS AND OFFICES
              NAME                            WITH UNDERWRITER
        David A. Carlson                    Vice President
        Peter W. Cummins                    Senior Vice President
        Bruce W. Ferris                     Vice President
        David T. Foy                        Treasurer
        George R. Jay                       Controller
        Ryan Johnson                        Vice President
        Thomas M. Marra                     President, Director
        Christine Hayer Repasy              Senior Vice President, General
                                            Counsel and Corporate Secretary
        Lowndes A. Smith                    Chairman of the Board and Chief
                                            Executive Officer, Director
        John C. Walters                     Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of September, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
         (Registrant)

By:   Thomas M. Marra                    By:   /s/ Marianne O'Doherty
     --------------------------------         --------------------------------
     Thomas M. Marra, President                   Marianne O'Doherty
                                                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By:   Thomas M. Marra
     --------------------------------
      Thomas M. Marra, President *

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
 Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
 General Counsel & Corporate Secretary,            By:  /s/ Marianne O'Doherty
 Director*                                              ----------------------
Lowndes A. Smith, Chairman of the Board &                   Marianne O'Doherty
 Chief Executive Officer, Director *                        Attorney-in-Fact
John C. Walters, Executive Vice President,
 Director*                                         Date: September 17, 2001
Lizabeth H. Zlatkus, Executive Vice President,
 Director*
David M. Znamierowski, Senior Vice President &
 Chief Investment Officer, Director*


33-80738

                              EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15) Copy of Power of Attorney.

(16) Organizational Chart.